TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	Rp 9,222	Rp 7,363
Third parties
Trade and other receivables
Trade receivables	7,358	5,875
Related parties
Trade and other receivables
Trade receivables	1,864	1,488
Gross or Cost
Trade and other receivables
Trade receivables	13,553	10,353
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	10,806	8,377
Gross or Cost | Individual and business subscribers | Third parties
Trade and other receivables
Trade receivables	9,289	7,125
Gross or Cost | Overseas international carriers | Third parties
Trade and other receivables
Trade receivables	1,517	1,252
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,747	1,976
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	721	151
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	519	676
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	465	431
Gross or Cost | PT Indosat Tbk (“Indosat”)
Trade and other receivables
Trade receivables	372	370
Gross or Cost | Other related entities
Trade and other receivables
Trade receivables	670	348
Provision for impairment
Trade and other receivables
Trade receivables	(4,331)	(2,990)	Rp (3,048)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(3,448)	(2,502)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	Rp (883)	Rp (488)